Finance Receivables Summary by those Evaluated Collectively and Individually (Detail) (Financial Services, USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Financing Receivable, Allowance for Credit Losses [Line Items]
Recorded investment for impaired finance receivables evaluated individually	$ 114.4	$ 153.4
Allowance for finance receivables evaluated individually	27.9	34.9
Recorded investment for finance receivables evaluated collectively	7,173.3	5,953.2
Allowance for finance receivables evaluated collectively	111.1	110.1
Dealer wholesale financing
Financing Receivable, Allowance for Credit Losses [Line Items]
Recorded investment for impaired finance receivables evaluated individually	18.4	3.4
Allowance for finance receivables evaluated individually	2.2	1.3
Recorded investment for finance receivables evaluated collectively	1,498.7	980.0
Allowance for finance receivables evaluated collectively	9.5	6.2
Retail
Financing Receivable, Allowance for Credit Losses [Line Items]
Recorded investment for impaired finance receivables evaluated individually	96.0	150.0
Allowance for finance receivables evaluated individually	25.7	33.6
Recorded investment for finance receivables evaluated collectively	5,674.6	4,973.2
Allowance for finance receivables evaluated collectively	$ 101.6	$ 103.9